Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net profit for the period	$ 108	$ 2,191	$ 2,088	$ 11,501	$ 11,853
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	1,299	(1,604)	(1,912)	(1,152)	(4,555)
Other comprehensive (loss)/income	1,299	(1,604)	(1,912)	(1,152)	(4,555)
Total comprehensive income for the period	$ 1,407	$ 587	$ 176	$ 10,349	$ 7,298